KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Federal Home Loan Mortgage Corporation (the “Company”)

J.P. Morgan Chase Commercial Mortgage Securities Corp.

J.P. Morgan Securities LLC (“J.P. Morgan”)

Amherst Pierpont Securities LLC

(together, the “Specified Parties”)

Re: FREMF 2021-K743 Mortgage Trust – Data File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file titled “K-743 Red Data Tape.xlsm” provided to us on June 14, 2021, (the “Data File”) containing information on 27 mortgage loans (the “Mortgage Loans”) and the related 28 mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral for the offering of the certificates by FREMF 2021-K743 Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•

The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•

The term “recomputed” means recalculated and compared the results, subject to the Instructions, to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•

The term “materiality threshold” means that (i) dollar amounts and percentages were within $1.00 and 0.1%, respectively, (ii) dollar amounts were within $5.00 for Monthly Rent per Unit, and (iii) debt service coverage ratios were within 0.01.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures and listed in Attachment A.

•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B.

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Cut-off Date” means June 1, 2021, as provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology or value, as described in Attachment C.

•	The term “Loan Files” means the copies of source documents made available by the Company and listed in Attachment A.

•	The term “Provided Information” means collectively the Loan Files, Instructions, Cut-off Date and Calculation Methodology.

•	The term “Subject Matter” means the Data File.

•	The term “Criteria” means the testing hierarchy, recomputation methodologies, information, assumptions, and materiality thresholds.

We were instructed by the Company to perform the agreed-upon procedures described below on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.

We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan Files (subject to the Instructions). Where more than one document is indicated, we used the highest priority document that we could locate in the Loan Files. The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column on Attachment A, with the highest priority document listed first.

B.	Using certain information in the Data File and the Calculation Methodology, we recomputed the Recomputed Attributes for the Mortgage Loans and related Mortgaged Properties listed in the Data File.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objectives of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Subject Matter. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the Criteria and Provided Information, without verification or evaluation of such Criteria and Provided Information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the Criteria or Provided Information, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information, (iv) the adequacy of the disclosures in the Subject Matter, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originators of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia

June 15, 2021

2

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute Number	Attribute	Source Document(s)

1	Annex #	Provided by Company

2	Freddie Mac Loan Number	Promissory Note, Loan Agreement, Commitment Letter, Investment Brief

3	Property Name	Provided by Company

4	Optigo Lender	Promissory Note, Loan Agreement

5	Address (Street)	Appraisal Report, Engineering Report, USPS Website

6	City	Appraisal Report, Engineering Report, USPS Website

7	County	Appraisal Report, Engineering Report, USPS Website

8	State	Appraisal Report, Engineering Report, USPS Website

9	Metropolitan Statistical Area	MSA File

10	Zip Code	Appraisal Report, Engineering Report, USPS Website

11	Property Type	Appraisal Report

12	Property Sub-Type	Appraisal Report, Investment Brief, Engineering Report, Property Inspection and Lease Audit, Loan Agreement

13	Cut-off Date	Provided by Company

14	Original Principal Balance	Promissory Note

15	Note Date	Promissory Note

16	Note Rate	Promissory Note

17	Rate Type	Promissory Note

18	Interest Calculation	Promissory Note

19	First Payment Date	Promissory Note

20	Maturity Date	Promissory Note

21	Payment Date	Promissory Note

22	Late Charge Grace Period (# of days)	Promissory Note

23	Amortization Type	Promissory Note

24	Interest Only Term	Promissory Note

25	Prepay Provision Description	Promissory Note

26	Defease To Maturity (Y/N)	Loan Agreement, Promissory Note

27	Partial Defeasance Permitted (Y/N)	Promissory Note

28	Appraised Value	Appraisal Report

29	Appraised Value Type	Appraisal Report

30	Appraisal Firm	Appraisal Report

31	Appraisal Date	Appraisal Report

32	Year Built	Engineering Report, Appraisal Report, Physical Risk Report

ATTACHMENT A

33	Year Renovated	Engineering Report, Appraisal Report, Physical Risk Report

34	Number of Units	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement

35	Affordable LI Units (<=80% AMI)	CRA Report

36	Affordable LI Units (<=60% AMI)	CRA Report

37	Affordable VLI Units (<=50% AMI)	CRA Report

38	Unit of Measure	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement

39	# Units - Commercial	Rent Roll, Investment Brief, Appraisal Report, Commercial Lease

40	Elevator (Y/N)	Engineering Report, Appraisal Report, Physical Risk Report

41	FIRREA Eligible (Y/N)	Appraisal Report

42	Zoning Status	Zoning Report, Appraisal Report, Investment Brief, Promissory Note

43	Lien Position	Final Title Policy

44	Fee Simple/Leasehold	Final Title Policy

45	Ground Lease Rent	Ground Lease or Ground Lease Estoppel, Loan Agreement

46	Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel, Loan Agreement

47	Ground Lease Expiration Date w/ Extensions	Ground Lease or Ground Lease Estoppel, Loan Agreement

48	U/W EGI	Asset Summary Report (Excel or PDF), Investment Brief

49	U/W Expenses	Asset Summary Report (Excel or PDF), Investment Brief

50	U/W NOI	Asset Summary Report (Excel or PDF), Investment Brief

51	Underwritten Annual Reserves	Asset Summary Report (Excel or PDF), Investment Brief

52	U/W NCF	Asset Summary Report (Excel or PDF), Investment Brief

53	Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief

54	Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief

55	Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief

56	Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief

57	Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief

58	2nd Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief

59	2nd Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief

ATTACHMENT A

60	2nd Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief

61	2nd Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief

62	2nd Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief

63	3rd Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief

64	3rd Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief

65	3rd Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief

66	3rd Most Recent NOI	Asset Summary Report (Excel or PDF), Investment Brief

67	3rd Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief

68	Occupancy as of Date	Rent Roll

69	Tenant Concentration Type

For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief

For Age Restricted concentrations: Appraisal Report, Investment Brief

For Assisted Living/Independent Living concentrations: Loan Agreement

For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

70	% of Tenant Concentration

For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief

For Age Restricted concentrations: Appraisal Report, Investment Brief

For Assisted Living/Independent Living concentrations: Loan Agreement

For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

71	Non-Compliance Provisions (Y/N)	Loan Agreement

72	Regulatory Agreement (Y/N)	Loan Agreement

73	Rental Subsidy Indicator (Y/N)	Provided by Company

74	Rental Subsidy Type	Provided by Company

75	Condo Ownership (% or N/A)	Loan Agreement, Investment Brief

76	Amount Sq. Ft - Commercial	Appraisal Report, Rent Roll, Investment Brief, Commercial Lease

77	Environmental Firm	Phase I Environmental Report, Physical Risk Report, Database Review

ATTACHMENT A

78	Phase I Environmental Report Date	Phase I Environmental Report, Physical Risk Report, Database Review

79	Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Database Review

80	Phase II Performed (Y/N)	Phase II Environmental Report

81	Phase II Environmental Report Date	Phase II Environmental Report

82	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report & Phase II Environmental Report, Physical Risk Report, Database Review

83	Engineering Firm	Engineering Report, Physical Risk Report

84	Engineering Report Date	Engineering Report, Physical Risk Report

85	Immediate Repairs Cost Estimate	Engineering Report, Physical Risk Report

86	Replacement Reserves Cost Estimate per Year	Engineering Report, Physical Risk Report

87	Seismic Firm	Seismic Report

88	Seismic Report Date	Seismic Report

89	Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report, Physical Risk Report

90	PML Report Required (Y/N)	Seismic Report, Engineering Report, Physical Risk Report

91	PML (%)	Seismic Report

92	Green Advantage	Loan Agreement, CRA Report

93	Tax Reserve - Current Balance ($ or N/A)	Servicing Tape

94	Tax Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement

95	Tax Reserve - Contractual Payment ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement

96	Insurance Reserve - Current Balance ($ or N/A)	Servicing Tape

97	Insurance Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement

98	Insurance Reserve - Contractual Payment	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement

99	Engineering Reserve - Current Balance ($ or N/A)	Servicing Tape

100	Engineering Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement, Escrow Agreement

101	Engineering Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement

102	Replacement Reserve - Current Balance ($ or N/A)	Servicing Tape

103	Replacement Reserve - Initial Deposit ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Settlement Statement, Escrow Agreement

ATTACHMENT A

104	Replacement Reserve - Contractual Payment ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement

105	Replacement Reserve - Contractual - Cap ($ or N/A)	Servicing Tape, Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement

106	Other Reserve - Current Balance ($ or N/A)	Servicing Tape

107	Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement, Escrow Agreement

108	Other Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement

109	Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement

110	Other Reserve - Contractual - Cap ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Escrow Agreement

111	Springing Reserve Name	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement

112	Springing Reserve Amount ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement

113	Springing Reserve Description	Loan Agreement, List of all Escrow Accounts Held, Escrow Agreement

114	Letter of Credit Amount	Letter of Credit, Loan Agreement

115	Letter of Credit Description	Letter of Credit, Loan Agreement

116	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement

117	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement

118	Environmental Insurance (Y/N)	Environmental Insurance Certificate, Loan Agreement, Form 1133, MICT Screenshot

119	Environmental Insurance Expiration Date	Provided by Company

120	Environmental Insurance Carrier (Name or N/A)	Provided by Company

121	Environmental Insurance Carrier Rating	Provided by Company

122	Environmental Insurance Coverage ($ or N/A)	Provided by Company

123	Flood Insurance (Y/N)	Standard Flood Hazard Determination Form, Property Insurance Certificate, Form 1133, MICT Screenshot

124	Windstorm Insurance (Y or N)	Property Insurance Certificate, Form 1133, MICT Screenshot

125	Earthquake Insurance In Place (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot, Loan Agreement

126	Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot

127	Terrorism Insurance Expiration Date	Provided by Company

128	Terrorism Insurance Coverage ($ or N/A)	Provided by Company

129	Terrorism Insurance Deductible ($ or N/A)	Provided by Company

130	Terrorism Insurance Carrier (Name or N/A)	Provided by Company

131	Terrorism Insurance Carrier Rating	Provided by Company

132	Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot

ATTACHMENT A

133	Property Insurance Expiration Date	Provided by Company

134	Property Insurance Carrier (Name or N/A)	Provided by Company

135	Property Insurance Carrier Rating	Provided by Company

136	Property Insurance Coverage ($ or N/A)	Provided by Company

137	Property Insurance Deductible ($ or N/A)	Provided by Company

138	Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133, MICT Screenshot

139	Liability Insurance Expiration Date	Provided by Company

140	Liability Insurance Carrier (Name or N/A)	Provided by Company

141	Liability Insurance Carrier Rating	Provided by Company

142	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	Provided by Company

143	Liability Insurance Deductible ($ or N/A)	Provided by Company

144	Cash Management (Description or N/A)	Cash Management, Lockbox Agreement, Loan Agreement

145	Lockbox (Y/N)	Cash Management, Lockbox Agreement, Loan Agreement

146	Existing Financing In Place (existing) (Y/N)	Loan Agreement, Secondary Financing Documents

147	Existing Financing Amount (existing)	Loan Agreement, Secondary Financing Documents

148	Existing Financing Description (existing)	Loan Agreement, Secondary Financing Documents

149	Future Mezzanine Debt (Y/N)	Loan Agreement

150	Future Secondary Financing (Y/N)	Loan Agreement

151	Future Secondary Financing Description	Loan Agreement

152	Substitution Permitted (Y/N)	Loan Agreement, Cross Collateralization Agreement

153	Number of Properties per Loan	Loan Agreement, Appraisal, Title Policy

154	Collateral Release Price ($ or N/A)	Promissory Note, Loan Agreement, Cross Collateralization Agreement

155	Crossed Loans	Promissory Note, Loan Agreement, Cross Collateralization Agreement

156	Release (Y or N or N/A)	Loan Agreement, Cross Collateralization Agreement

157	Release Provisions (Description or N/A)	Loan Agreement, Cross Collateralization Agreement

158	Loan Purpose	Loan Agreement, Settlement Statement, Investment Brief

159	Borrowing Entity	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents

160	Entity Type	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents

ATTACHMENT A

161	State of Organization	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents

162	Borrower Principal	Provided by Company

163	Borrower Type	Loan Agreement

164	Tenants In Common (Y/N)	Loan Agreement

165	Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement, Borrower Organizational Documents, Trust Agreements, Assumption Documents

166	Independent Director (Y/N)	Loan Agreement

167	Non-Consolidation Opinion (Y/N)	Opinion of Counsel

168	Assumption Fee	Loan Agreement

169	Recourse(Y/N)	Promissory Note, Loan Agreement, Guaranty Agreement

170	Recourse Description	Promissory Note, Loan Agreement, Guaranty Agreement

171	Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Exceptions to Non-Recourse Agreement, Loan Agreement, Assumption Documents

172	Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Exceptions to Non-Recourse Agreement, Loan Agreement, Assumption Documents

173	Environmental Carveout (Y/N)	Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement

174	Fraud Carveout (Y/N)	Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement

175	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement

176	Voluntary Bankruptcy Carveout (Y/N)	Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement

177	Waste Carveout (Y/N)	Promissory Note, Guaranty Agreement, Exceptions to Non-Recourse Agreement

178	Borrower/Principal Liquid Assets	Provided by Company

179	Borrower/Principal Net Worth	Provided by Company

180	Borrower Or Principal Prior Bankruptcy (Y/N)	Freddie Mac Form 1115, Investment Brief, Borrower Organizational Documents

181	Bankruptcy Description (Chapter # or N/A)	Provided by Company

182	Management Company	Management Agreement, Assignment of Management Agreement, Loan Agreement

183	Primary Servicing Fee	Exhibit A to Commitment Letter, Exhibit A to Early Rate Lock Agreement

184	Master Servicing Fee	Provided by Company

185	Trustee Fee	Trustee Fee Bid Letter

186	Master Servicing Surveillance Fee	Provided by Company

187	CREFC Royalty Fee	CREFC Fee Letter

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute Number	Attribute	Calculation Methodology

188	Cut-off Balance	Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

189	Maturity Balance	Recompute as the aggregate principal amount that is scheduled to be paid on the Maturity Date, excluding the principal component that is included in the Monthly Debt Service that is due on the Maturity Date using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

190	% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of pool Cut-off Balances.

191	Monthly Debt Service	If Amortization Type is equal to “Interest Only”, set equal to Monthly Debt Service (IO). Otherwise, confirm using Promissory Note.

192	Monthly Debt Service (IO)	Recompute using the Original Principal Balance, Interest Calculation, Interest Only Term and Note Rate. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.

193	Original Amortization Term (months)	Recompute using the Original Principal Balance, Note Rate and Monthly Debt Service.

194	Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.

195	Remaining Amortization	Recompute using the Original Amortization Term (months), Seasoning as of Cut Off Date and Interest Only Term.

196	Remaining Term	Original Loan Term (months) minus Seasoning as of Cut Off Date.

197	Seasoning as of Cut Off Date	Original Loan Term (months) minus Remaining Term.

198	Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.

199	LTV at Cutoff	Cut-off Balance divided by Appraised Value.

200	LTV at Maturity	Maturity Balance divided by Appraised Value.

B-1

ATTACHMENT B

201	U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.

202	U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).

203	Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.

204	2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.

205	3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.

206	Occupancy Rate	Number of occupied units listed on the Rent Roll Source Document divided by Number of Units.

207	Monthly Rent per Unit	Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll, Appraisal Report, Investment Brief, or Loan Agreement Source Documents.

208	% of GPR from Commercial Rental Income	Commercial income divided by the sum of commercial income and residential gross potential rent from the Asset Summary Report (Excel or PDF) Source Document.

209	CDCR (Combined DCR)	Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”, or if existing financing (i) has a floating interest rate or (ii) is ‘soft debt’, where there is either no requirement for repayment, or payments are calculated from excess cash flows. Otherwise, U/W NCF divided by product of 12 and the sum of Monthly Debt Service and monthly debt service of Existing Financing In Place (existing) (Y/N).

210	CLTV (Combined LTV)	Equal to N/A if Existing Financing In Place (existing) (Y/N) is equal to “No”, or if existing financing is ‘soft debt’, where there is either no requirement for repayment, or payments are calculated from excess cash flows. Otherwise, sum of Cut-off Balance and Existing Financing Amount (existing), divided by Appraised Value.

211	Affiliated Borrowers Group Name	Recompute by grouping loans by Borrower Principal.

212	Special Servicing Surveillance Fee	Recompute using fee amount provided by Company and total Cut-off Balance.

213	Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee.

214	Net Mortgage Rate	Note Rate minus Administration Fee.

B-2

ATTACHMENT C

INSTRUCTIONS

1.

For those Compared Attributes with the source document indicated as “Provided by Company,” and those Recomputed Attributes with the calculation methodology indicated as “Provided by Company,” we were instructed by the Company to assume the attribute or result is accurate and therefore, we did not perform any procedure.

2.

For the Compared Attribute “Environmental Cost to Cure (Phase I plus Phase II)”, we were instructed by the Company to (i) use ‘$0’ as the value for the Compared Attribute when the Source Documents contained an Environmental Cost to Cure of less than $5,000, (ii) use ‘N/A’ as the value for the Compared Attribute when the Source Documents did not indicate a value and (iii) exclude any radon mitigation costs in the value for the Compared Attribute.

3.

For the Compared Attribute “Flood Insurance (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Standard Flood Hazard Determination Form had the ‘No’ field marked in the ‘Determination’ section, or when no Standard Flood Hazard Determination Form was available and the Loan File did not indicate that the Mortgaged Property was located in a special flood hazard area. When the Standard Flood Hazard Determination Form had the ‘Yes’ field marked in the ‘Determination’ section, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute if either flood insurance or an approved waiver was stated in the Source Documents.

4.

For the Compared Attribute “Earthquake Insurance In Place (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Compared Attribute “Earthquake Zone 3 or 4 or PGA ≥ 0.15g (Y/N)” is equal to ‘No’ or when the Compared Attribute “PML (%)” is less than or equal to 20.0%. Notwithstanding the above, if the Loan Agreement requires earthquake insurance due to building retrofitting we were instructed by the Company to use the Source Documents to determine the value for the Compared Attribute “Earthquake Insurance In Place (Y/N)”.

5.

For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where “Property Sub-Type” is equal to “Manufactured Housing Community” or contains “MHC”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.

6.

For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where a Physical Risk Report was provided, if the ‘Seismic Risk’ section of the Physical Risk Report did not indicate any seismic risk factors present, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.

7.

For the Compared Attribute “Appraised Value Type”, we were instructed by the Company to use only the values “As-Is”, “As-Complete”, and “As-Stabilized” (each, an “Acceptable Value Type”). If the Appraisal Report included more than one of an Acceptable Value Type, we were instructed by the Company to use the appraised value listed in the ‘Loan Terms and Underwriting Summary’ section of the Investment Brief to determine which Appraisal Report value to use for the Compared Attribute “Appraised Value”.

8.

For the Compared Attributes “Tenant Concentration Type” and “% of Tenant Concentration”, we were instructed by the Company to exclude concentration types and percentages listed for ‘Seniors’ in the Source Documents.

9.

For the Compared Attribute “Borrower Or Principal Prior Bankruptcy (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Source Document (“Freddie Mac Form 1115”) did not have ‘Yes’ checked.

10.

For the Compared Attribute “Other Reserve - Initial Deposit ($ or N/A)”, we were instructed by the Company to use the value defined in the Loan Agreement as the ‘Radon Repair Reserve Deposit’ as the value for the Compared Attribute when the Loan Agreement had ‘Radon Remediation requirement identified as of the Effective Date’ checked.

C-1

ATTACHMENT C

11.

For the Compared Attribute “Other Reserve - Contractual Payment ($ or N/A)”, we were instructed by the Company to use ‘Springing’ as the value for the Compared Attribute when the Loan Agreement had ‘Radon Screening required’ or ‘Radon Testing required’ checked, and ‘Radon Remediation requirement identified as of the Effective Date’ was not checked.

C-2